Variable Interest Entities (Information about Consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2023	Mar. 31, 2023
Variable Interest Entity [Line Items]
Total assets		¥ 15,769,189	¥ 15,289,385
Total Liabilities		11,962,328	11,674,118
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		557,605	566,466
Total Liabilities		383,004	377,935
Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	1,200,988	891,063
Total Liabilities	[1]	637,638	398,956
Assets which are pledged as collateral	[2]	557,605	566,466
Commitments	[3]	111,673	100,439
Liquidating customer assets | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	0	0
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition of real estate and real estate development projects for customers | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	1,724	1,907
Total Liabilities	[1]	1	1
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	52,443	55,456
Total Liabilities	[1]	13,340	13,060
Assets which are pledged as collateral	[2]	16,148	15,596
Commitments	[3]	0	0
Corporate rehabilitation support business | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	272	664
Total Liabilities	[1]	5	7
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Investment in securities | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	203,747	180,569
Total Liabilities	[1]	142	399
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	73,574	62,340
Securitizing financial assets such as finance lease receivable and loan receivable | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	205,526	224,949
Total Liabilities	[1]	159,896	155,706
Assets which are pledged as collateral	[2]	205,526	224,949
Commitments	[3]	0	0
Securitization of loan receivable originated by third parties | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	591	548
Total Liabilities	[1]	1,179	1,106
Assets which are pledged as collateral	[2]	591	548
Commitments	[3]	0	0
Power generation projects | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	544,659	258,396
Total Liabilities	[1]	393,162	164,813
Assets which are pledged as collateral	[2]	186,004	187,892
Commitments	[3]	38,099	38,099
Other VIEs | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	192,026	168,574
Total Liabilities	[1]	69,913	63,864
Assets which are pledged as collateral	[2]	149,336	137,481
Commitments	[3]	¥ 0	¥ 0

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.